Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) - Retirement Medical Benefits Plans [Member]
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Retirement medical benefit obligations	2.80%	2.40%
Net periodic benefit cost	2.40%	3.10%
Health care cost inflation	6.40%	6.60%